Earnings Per Share - Summary of Earnings Per Share (Detail) - CAD ($) $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2019	Apr. 30, 2018	Apr. 30, 2019	Apr. 30, 2018
Basic earnings per share
Net income attributable to common shareholders	$ 3,110	$ 2,846	$ 5,442	$ 5,129
Weighted-average number of common shares outstanding (millions)	1,826.6	1,843.6	1,829.9	1,842.6
Basic earnings per share (Canadian dollars)	$ 1.70	$ 1.54	$ 2.97	$ 2.78
Diluted earnings per share
Net income attributable to common shareholders	$ 3,110	$ 2,846	$ 5,442	$ 5,129
Net income available to common shareholders including impact of dilutive securities	$ 3,110	$ 2,846	$ 5,442	$ 5,129
Weighted-average number of common shares outstanding (millions)	1,826.6	1,843.6	1,829.9	1,842.6
Stock options potentially exercisable (millions)1	3.4	3.9	3.3	4.2
Weighted-average number of common shares outstanding - diluted (millions)	1,830.0	1,847.5	1,833.2	1,846.8
Diluted earnings per share (Canadian dollars)1	$ 1.70	$ 1.54	$ 2.97	$ 2.78